Note 2 - Cash, Cash Equivalents and Restricted Cash - Restricted Cash (Details) - AUD ($)	Dec. 31, 2024	Dec. 31, 2023
Restricted cash	$ 35,000	$ 35,000
Collateral for facilities - non-current assets	320,000	320,000
Restricted Cash	355,000	355,000
Collateral for Facilities [Member]
Restricted cash	35,000	35,000
Collateral for facilities - non-current assets	$ 320,000	$ 320,000